UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON DC 20549
 FORM 24F-2
 ANNUAL NOTICE OF SECURITIES SOLD
 PURSUANT TO RULE 24F-2


 --------- --------------------
 1. Name and address of issuer:
 Columbia ETF Trust
 225 Franklin Street
 Boston, MA 02110
 --------- --------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): |x|


 --------- --------------------

3. Investment Company Act File Number:

 811-22154

 Securities Act File Number:
 333- 148082

 --------- --------------------

4(a). Last day of fiscal year for which this Form is filed:

 October 31, 2012

 --------- --------------------

4(b). |_| Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See
 Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

 -----------------------------

4(c). |_| Check box if this is the last time the issuer will be filing this Form.

 -----------------------------

 -----------------------------
5. Calculation of registration fee:


 (i) Aggregate sale price of securities
 sold during the fiscal year pursuant
 to section 24(f): $ 4,157,119

 (ii) Aggregate price of securities
 redeemed or repurchased during the
 fiscal year: $ (2,858,720)

 (iii) Aggregate price of securities
 redeemed or repurchased during any
 prior fiscal year ending no earlier
 than October 11, 1995 that were not
 previously used to reduce
 registration fees payable to the
 Commission: $ 0

 (iv) Total available redemption credits
 [add Items 5(ii) and 5(iii)]: $ (2,858,720)


 (v) Net sales - if Item 5(i) is greater
 than Item 5(iv) [subtract Item 5(iv)
 from Item 5(i)]: $ 1,298,399

 ******************************
 (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item
 5(iv) from Item 5(i)]: $ 0

******************************

 (vii) Multiplier for determining
 registration fee (See Instruction
 C.9): 0.0001364

  (viii) Registration fee due [multiply Item
 5(v) by Item 5(vii)] (enter 0 if
 no fee is due):

 = $ 177.10


 --------- --------------------
6. Prepaid Shares

 If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

 --------- --------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

 + $ 0

  --------- --------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $ 177.10

 --------- --------------------

 --------- --------------------

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

 Method of Delivery:

 |x| Wire Transfer

 |_| Mail or other means

 --------- --------------------


 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*

 /s/ J. Kevin Connaughton
   ----------------
J. Kevin Connaughton
 President and Principal Executive Officer
Date: January 14, 2013

 *Please print the name and title of the signing officer below the signature.